Information about Components of Equity (Details)	Jun. 30, 2025 shares	May 14, 2025 shares	Jun. 30, 2024 shares
Information about Components of Equity (Details) [Line Items]
Held own shares	80,370	10	60,083
Ordinary shares
Information about Components of Equity (Details) [Line Items]
Vote per share	1